LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Amounts recognized as income for extensions	$ 34,685	$ 19,520
Financial leases income	2,461,456	1,440,493	$ 1,829,971
Technological equipment
LEASES
Amounts recognized as income for extensions	30,075	15,210
Buildings
LEASES
Amounts recognized as income for extensions	3,905	3,052
Machinery and equipment
LEASES
Amounts recognized as income for extensions	498	720
Vehicles
LEASES
Amounts recognized as income for extensions	206	537
Furniture and fixtures
LEASES
Amounts recognized as income for extensions	$ 1	$ 1